Income Taxes Level 4 (Details) - Components of Income Tax Expense (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current [Abstract]
Federal	$ 0	$ 0	$ 0
State and local	2	3	(2)
Foreign	26	24	12
Total current	28	27	10
Deferred [Abstract]
Federal	1	347	(368)
State and local	(1)	11	(8)
Foreign	(6)	(6)	(44)
Total deferred	(6)	352	(420)
Income tax expense (benefit)	$ 22	$ 379	$ (410)
Federal Statutory Income Tax Rate	35.00%